Intangible Assets and Goodwill - Indefinite Lived Assets (Details) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Reporting_Unit	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Asset impairment charge	$ 26.4	$ 103.6	$ 35.1	$ 4.6
Discount rate	8.00%	9.00%			8.00%
Impairment of intangible assets					$ 128.6	$ 6.0	$ 0.0
Intangible assets, gross carrying amount	$ 2,312.1				$ 2,312.1	2,100.2
Number of reporting units | Reporting_Unit					8
Trade names
Indefinite-lived Intangible Assets [Line Items]
Discount rate		9.00%
Impairment of intangible assets		$ 103.6			$ 0.0	6.0
Impairment of intangible assets, tax benefit		$ 38.8	9.5
Depreciation and amortization | Trade names
Indefinite-lived Intangible Assets [Line Items]
Asset impairment charge			25.0
Minimum
Indefinite-lived Intangible Assets [Line Items]
Useful life minimum (in years)					2 years
Minimum | Trade names
Indefinite-lived Intangible Assets [Line Items]
Royalty rates		0.50%
Maximum
Indefinite-lived Intangible Assets [Line Items]
Useful life minimum (in years)					16 years
Maximum | Trade names
Indefinite-lived Intangible Assets [Line Items]
Royalty rates		1.00%
Trade names
Indefinite-lived Intangible Assets [Line Items]
Impairment of intangible assets		$ 103.6	$ 25.0		$ 128.6	$ 6.0
Impairment of intangible assets, tax benefit					48.3
Intangible assets, gross carrying amount	$ 226.1	$ 97.5			$ 226.1
Useful life minimum (in years)		15 years